Retirement Benefits - Principal Actuarial Assumptions (Detail)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [abstract]
Discount rates	0.60%	0.50%	0.50%